Assumed Health Care Cost Trend Rates (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule of Other Postretirement Benefits Expected Benefit Payments[Line Items]
Health care cost trend rate assumed for next year	6.40%	6.60%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.80%	4.80%
Year that the rate reaches the ultimate trend rate	2023	2023